CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues	$ 320,016	$ 344,376
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	154,424	159,337
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	108,069	110,069
Depreciation and amortization	43,400	45,254
Impairment of goodwill	256,700	0
Restructuring, acquisition and integration-related costs	11,401	3,521
Total operating costs and expenses	573,994	318,181
Income (loss) from operations	(253,978)	26,195
Interest expense and other, net	(14,556)	(15,758)
Income (loss) before income taxes	(268,534)	10,437
Income tax (provision) benefit	32,119	(3,174)
Net income (loss)	(236,415)	7,263
Net income (loss) per share
Basic (in dollars per share)	$ (2.30)	$ 0.07
Diluted (in dollars per share)	$ (2.30)	$ 0.07
Weighted average common shares outstanding
Basic (in shares)	102,913	106,258
Diluted (in shares)	102,913	106,926
Dividends declared per share (in dollars per share)	$ 0.05	$ 0.05
Comprehensive income (loss)	$ (236,414)	$ 7,277